LIQUIDITY AND PROFITABILITY (Details)													2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended	12 Months Ended			18 Months Ended
	Jan. 10, 2017 USD ($)	Nov. 17, 2016 USD ($) $ / shares shares	Oct. 06, 2016 USD ($) facility	Jul. 28, 2016 USD ($)	Apr. 25, 2016 USD ($)	Feb. 09, 2016 USD ($)	Jul. 29, 2015 USD ($)	Jul. 21, 2015 USD ($) $ / shares shares	Jul. 01, 2015 USD ($) bed	Jun. 02, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($)	Apr. 13, 2015 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($) $ / shares shares	Mar. 24, 2017 case	Dec. 08, 2016	Nov. 30, 2016 shares	Sep. 29, 2016 USD ($)	Sep. 28, 2016 USD ($)	Jun. 18, 2016 bed	Jul. 31, 2015 USD ($) $ / shares	Jul. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($)	Mar. 28, 2014	Dec. 31, 2012 $ / shares	Nov. 07, 2012 $ / shares	Jul. 02, 2012 USD ($) $ / shares
Management's plan for increasing liquidity and profitability
Cash and cash equivalents													$ 14,045,000	$ 14,045,000				$ 2,720,000		$ 14,045,000	$ 2,720,000	$ 10,735,000	$ 14,045,000
Restricted cash and investments													$ 5,464,000	$ 5,464,000				$ 12,727,000		$ 5,464,000	$ 12,727,000		$ 5,464,000
Preferred stock, shares issued | shares								313,695		588,235		575,000	2,761,535	2,761,535	106,796	43,204	186,905	2,426,930	106,796	2,761,535	2,426,930	950,000	2,761,535
Shares issued, price (in dollars per share) | $ / shares										$ 25.50		$ 25.75
Proceeds from Issuance of Redeemable Preferred Stock										$ 14,100,000		$ 13,500,000
Fixed interest rate (as a percent)																																18.00%
Proceeds from preferred stock issuances, net																				$ 6,780,000	$ 34,323,000
Proceeds from offerings								$ 6,736,000		$ 14,105,000		$ 13,481,000		$ 0	$ 2,233,000	$ 870,000	$ 3,677,000			61,446,000	54,714,000	$ 20,392,000
Principal amount of the debt instrument																																$ 6,400,000
Repayment of debt			$ 2,400,000								$ 6,500,000
Total indebtedness													$ 79,970,000	79,970,000						79,970,000			$ 79,970,000
Rent revenue with property under rectification																				1
Outstanding amount													0	0						0			0
Current portion of debt, including debt of held for sale													13,200,000	13,200,000						13,200,000			13,200,000
Debt instruments, maturities maturing in one and two fiscal years													19,300,000	19,300,000						19,300,000			19,300,000
Expected disbursements																$ (700,000)				(13,200,000)
Debt repayments of principal in next 12 months, amortization																	1,800,000
Debt, current													13,154,000	$ 13,154,000				$ 50,960,000		13,154,000	50,960,000		13,154,000
Stock repurchase program (in shares) | shares														2,300
Debt repayment during the next 12 months													13,218,000	$ 13,218,000						13,218,000			13,218,000
Anticipated proceeds from debt refinancing																	1,200,000
Self-insured reserve													6,924,000	6,924,000				221,000		6,924,000	221,000		6,924,000
Restricted Cash
Management's plan for increasing liquidity and profitability
Debt repayment during the next 12 months																	9,100,000
Revolver Debt, Bonds and Mortgage Indebtedness
Management's plan for increasing liquidity and profitability
Debt instruments, maturities maturing in one and two fiscal years													4,100,000	4,100,000						4,100,000			4,100,000
Debt, current													$ 9,100,000	$ 9,100,000						$ 9,100,000			$ 9,100,000
Convertible debt issued in 2012
Management's plan for increasing liquidity and profitability
Fixed interest rate (as a percent)																														10.00%	10.00%					8.00%
Periodic payment of principal							$ 4,800,000
Principal amount of the debt instrument																														$ 1,500,000	$ 1,500,000					$ 6,400,000
Conversion price (in dollars per share) | $ / shares													$ 3.97	$ 3.97						$ 3.97			$ 3.97							$ 4.25	$ 4.25			$ 4.17		$ 3.97
Short Term Vendor Notes
Management's plan for increasing liquidity and profitability
Debt repayments of principal in next 12 months, amortization																	500,000
Other Debt Instruments
Management's plan for increasing liquidity and profitability
Debt repayment during the next 12 months																	$ 1,700,000
Senior debt - guaranteed by HUD
Management's plan for increasing liquidity and profitability
Debt instrument, outstanding amount													$ 34,473,000	$ 34,473,000				25,469,000		$ 34,473,000	25,469,000		$ 34,473,000
Senior debt - guaranteed by HUD | Senior Debt Obligations
Management's plan for increasing liquidity and profitability
Total indebtedness													34,473,000	34,473,000				25,469,000		34,473,000	25,469,000		34,473,000
Convertible Notes
Management's plan for increasing liquidity and profitability
Fixed interest rate (as a percent)																									10.00%
Convertible debt issued in 2014
Management's plan for increasing liquidity and profitability
Fixed interest rate (as a percent)																																	10.00%
Debt instrument, outstanding amount													$ 9,200,000	$ 9,200,000				$ 9,200,000		$ 9,200,000	$ 9,200,000		$ 9,200,000
Redeemable Preferred Stock
Management's plan for increasing liquidity and profitability
Preferred stock, agreement to sell shares (up to) | shares								800,000
Fixed interest rate (as a percent)								10.875%
Liquidation preference per share (in dollars per share) | $ / shares								$ 25.00
Series A Preferred Stock
Management's plan for increasing liquidity and profitability
Preferred stock, shares issued | shares										588,235		575,000	336,905	336,905				313,695		336,905	313,695		336,905
Shares issued, price (in dollars per share) | $ / shares										$ 25.50		$ 25.75						$ 22.11			$ 22.11
Preferred stock, agreement to sell shares (up to) | shares								800,000
Liquidation preference per share (in dollars per share) | $ / shares																																			$ 25.00
Number of shares issued | shares																		313,695					650,600
Proceeds from preferred stock issuances, net																		$ 6,700,000			$ 6,700,000
Proceeds from offerings																				$ 6,800,000			$ 13,500,000
Number of shares authorized to be repurchased | shares																										100,000
Stock repurchase program (in shares) | shares		2,300											2,300
Stock repurchased, average cost per share | $ / shares		$ 20.97											$ 20.97							$ 20.06
Stock Repurchased During Period, Value		$ 48,000											$ 48,000
Common Stock
Management's plan for increasing liquidity and profitability
Number of shares authorized to be repurchased | shares																										1,000,000
Stock repurchase program (in shares) | shares													133,316
Stock repurchased, average cost per share | $ / shares													$ 1.54
Subsequent Event | Convertible Notes
Management's plan for increasing liquidity and profitability
Stock redeemed or called during period, value	$ 6,700,000
Debt instrument, outstanding amount	$ 1,000,000
Savannah Beach
Management's plan for increasing liquidity and profitability
Capacity of skilled nursing facility (in numbers of bed) | bed																													50
Annual rent, per agreement																				$ 300,000
Oceanside Facility
Management's plan for increasing liquidity and profitability
Capacity of skilled nursing facility (in numbers of bed) | bed																													85
Annual rent, per agreement																				400,000
Jefferson Facility
Management's plan for increasing liquidity and profitability
Capacity of skilled nursing facility (in numbers of bed) | bed																													131
Annual rent, per agreement																				600,000
Oklahoma Facility
Management's plan for increasing liquidity and profitability
Debt, current													$ 1,200,000	$ 1,200,000						$ 1,200,000			$ 1,200,000
Midland State Bank | Georgetown Health | Senior debt - guaranteed by HUD | Senior Debt Obligations
Management's plan for increasing liquidity and profitability
Fixed interest rate (as a percent)													2.98%	2.98%						2.98%			2.98%				2.98%
Principal amount of the debt instrument																											$ 3,700,000
Total indebtedness													$ 3,723,000	$ 3,723,000				0		$ 3,723,000	0		$ 3,723,000
Midland State Bank | Sumter Valley | Senior debt - guaranteed by HUD | Senior Debt Obligations
Management's plan for increasing liquidity and profitability
Fixed interest rate (as a percent)													3.70%	3.70%						3.70%			3.70%
Total indebtedness													$ 5,869,000	$ 5,869,000				$ 0		$ 5,869,000	$ 0		$ 5,869,000
Refinanced, amount																			$ 5,900,000
Private Bank | Georgetown Health | Senior debt - guaranteed by HUD | Senior Debt Obligations
Management's plan for increasing liquidity and profitability
Principal amount of the debt instrument																												$ 3,100,000
Arkansas Facilities | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Management's plan for increasing liquidity and profitability
Number of Facilities Sold | facility			9
Disposal group, consideration received			$ 55,000,000
Cash consideration			52,000,000
Cashless transfer of assets			35,200,000
Gain (loss) on disposal			23,000,000
Notes Receivable | Arkansas Facilities | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Management's plan for increasing liquidity and profitability
Financing receivable, Net			$ 3,000,000
Peach Health Care | Variable Interest Entity, Not Primary Beneficiary
Management's plan for increasing liquidity and profitability
Loans receivable													1,000,000	1,000,000						1,000,000			1,000,000
Outstanding amount													$ 700,000	$ 700,000						$ 700,000			$ 700,000
Pending Litigation | Subsequent Event
Management's plan for increasing liquidity and profitability
Number of professional and general liability cases | case																								44
Arkansas
Management's plan for increasing liquidity and profitability
Proceeds from sales of business						$ 300,000			$ 3,400,000
Capacity of skilled nursing facility (in numbers of bed) | bed									83
Arkansas | Pending Litigation | Subsequent Event
Management's plan for increasing liquidity and profitability
Number of professional and general liability cases | case																								28
Roswell, Georgia
Management's plan for increasing liquidity and profitability
Proceeds from sales of business				$ 200,000	$ 700,000